UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Tax-Exempt Fund

Semiannual Report for the Period Ended May 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Table of Contents

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	21

Statement of Operations	22

Statement of Changes in Net Assets	23

Financial Highlights	24

Notes to Financial Statements	28

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Tax-Exempt Fund

Average annual total return as of 05/31/11 (%)

Share class	A		B		C		Z
Inception	11/21/78		05/05/92		08/01/97		09/16/05
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	1.93	–2.88	1.55	–3.43	1.63	0.63	2.03
1-year	2.53	–2.37	1.77	–3.14	1.92	0.94	2.73
5-year	4.02	3.02	3.25	2.91	3.40	3.40	4.23
10-year	4.77	4.26	3.99	3.99	4.14	4.14	4.89

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns shown for the fund's Class Z shares include the returns of the fund's Class A shares for periods prior to September 16, 2005, the date on which the fund's Class Z shares were first offered. The returns shown have been adjusted to reflect the fact that Class Z shares are sold without a sales charge. The returns shown have not been adjusted to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between Class Z and Class A shares of the Fund.

1The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 05/31/11

+1.93%

Class A shares (without sales charge)

+2.04%

Barclays Capital Municipal Bond Index[1]

Net asset value per share

as of 05/31/11 ($)
Class A	13.08
Class B	13.08
Class C	13.08
Class Z	13.08

Distributions declared per share

12/01/10 – 05/31/11 ($)
Class A	0.30
Class B	0.25
Class C	0.26
Class Z	0.31

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

12/01/10 – 05/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,019.30	1,021.04	3.93	3.93	0.78
Class B	1,000.00	1,000.00	1,015.50	1,017.40	7.59	7.59	1.51
Class C	1,000.00	1,000.00	1,016.30	1,018.05	6.94	6.94	1.38
Class Z	1,000.00	1,000.00	1,020.30	1,022.04	2.92	2.92	0.58

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Portfolio of Investments – Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 95.6%
ALABAMA 0.5%
Birmingham Water Works Board Subordinated Revenue Bonds Series 2007A (AMBAC)
01/01/32	4.375%	$6,000,000	$5,561,220
County of Jefferson
Refunding Revenue Bonds Series 1997A (FGIC)
02/01/22	5.625%	570,000	416,545
Revenue Bonds Series 2004A
01/01/19	5.250%	2,790,000	2,491,135
Montgomery Medical Clinic Board Revenue Bonds Jackson Hospital & Clinic Series 2006
03/01/36	4.750%	1,000,000	797,360
Total			9,266,260
ARIZONA 1.4%
City of Tucson Unlimited General Obligation Bonds Series 1984G (NPFGC/FGIC)
07/01/14	7.625%	3,140,000	3,724,637
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010
05/15/35	5.000%	3,000,000	2,771,520
Pima County Industrial Development Authority Revenue Bonds GNMA Mortgage-Backed Securities Series 1989-RMKT Escrowed to Maturity AMT(a)
09/01/21	8.200%	11,570,000	15,567,435
Salt Verde Financial Corp. Revenue Bonds
Senior Series 2007
12/01/32	5.000%	5,400,000	4,879,170
Total			26,942,762
CALIFORNIA 13.2%
Abag Finance Authority for Nonprofit Corporations Revenue Bonds San Diego Hospital Association Series 2003C
03/01/20	5.375%	1,320,000	1,355,033
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(b)(c)
07/01/18	6.000%	2,000,000	1,893,580
Alvord Unified School District Unlimited General Obligation Refunding Bonds Series 2002A (NPFGC)
02/01/19	5.900%	1,975,000	2,214,172
Cabazon Band Mission Indians(b)(c)
Revenue Bonds Series 2004
10/01/11	7.358%	400,000	231,000

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
CALIFORNIA (cont.)
Cabazon Band Mission Indians(c)(d)
Revenue Bonds Series 2004
10/01/15	5.018%	$1,740,000	$1,179,320
10/01/19	5.018%	8,670,000	5,586,948
Cabazon Band Mission Indians(c)
Revenue Bonds Series 2010
10/01/20	8.375%	1,415,000	1,383,106
California Educational Facilities Authority Revenue Bonds Loyola Marymount University Zero Coupon Series 2001A (NPFGC)(e)
10/01/17	0.000%	2,525,000	1,923,217
California Municipal Finance Authority Revenue Bonds American Heritage Education Foundation Project Series 2006A
06/01/36	5.250%	1,750,000	1,351,928
California State Department of Veterans Affairs Revenue Bonds Series 2007A AMT(a)
12/01/22	4.850%	1,700,000	1,715,844
California State Public Works Board Revenue Bonds Various Capital Projects Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	6,311,520
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010
07/01/30	6.000%	5,000,000	4,759,950
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Zero Coupon Series 1999 (AMBAC)(e)
08/01/24	0.000%	9,445,000	4,444,439
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A (GNMA/FNMA)
05/01/23	7.600%	8,110,000	10,700,415
Clovis Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Zero Coupon Series 2004A (NPFGC/FGIC)(e)
08/01/20	0.000%	7,000,000	4,533,340
Foothill-Eastern Transportation Corridor Agency Revenue Bonds Capital Appreciation-Senior Lien Zero Coupon Series 1995A Escrowed to Maturity(e)
01/01/18	0.000%	10,000,000	8,715,100
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001
09/01/31	6.450%	1,850,000	1,792,927

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
CALIFORNIA (cont.)
Kaweah Delta Health Care District Refunding Revenue Bonds Series 2006
06/01/34	4.500%	$9,500,000	$7,694,145
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Zero Coupon Series 1999A (AMBAC)(e)
08/01/22	0.000%	2,180,000	1,019,303
May Farms Community Facilities District Special Tax Bonds Series 1991-90-2-RMKT Escrowed to Maturity
10/01/21	8.750%	6,165,000	9,475,050
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Zero Coupon Series 2005B (NPFGC/FGIC)(e)
08/01/23	0.000%	9,790,000	4,765,968
Palmdale Community Redevelopment Agency Revenue Bonds Series 1986D Escrowed to Maturity (FHA) AMT(a)
04/01/16	8.000%	7,000,000	9,105,880
San Diego Public Facilities Financing Authority Revenue Bonds Senior Series 2009A
05/15/39	5.250%	17,000,000	17,331,670
San Francisco City & County Public Utilities Commission Revenue Bonds Series 2006A (AGM)
11/01/31	4.500%	17,800,000	17,154,216
San Joaquin Hills Transportation Corridor Agency(e) Refunding Revenue Bonds
Capital Appreciation Zero Coupon Series 1997A (NPFGC)
01/15/12	0.000%	2,500,000	2,424,350
01/15/14	0.000%	14,450,000	12,312,122
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Zero Coupon Series 2001 (AGM)(e)
08/01/18	0.000%	1,785,000	1,323,203
San Ysidro School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1997
Zero Coupon Series 2005D (NPFGC/FGIC)(e)
08/01/23	0.000%	2,330,000	1,093,539
State of California
Unlimited General Obligation Bonds Series 2002 (AMBAC)
04/01/17	6.000%	2,500,000	3,010,200
Series 2006
10/01/36	4.500%	4,015,000	3,524,086
Various Purpose Series 2007
12/01/37	5.000%	8,500,000	8,209,555
Series 2008
03/01/38	5.250%	8,250,000	8,225,745

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
CALIFORNIA (cont.)
Series 2009
04/01/31	5.750%	$9,500,000	$10,178,870
04/01/35	6.000%	15,000,000	16,081,650
11/01/39	5.500%	15,520,000	15,897,136
Series 2010
03/01/33	6.000%	5,000,000	5,439,050
03/01/40	5.500%	11,200,000	11,488,288
Unlimited General Obligation Refunding Bonds Series 2007
08/01/30	4.500%	30,500,000	27,923,665
Vallejo City Unified School District Unlimited General Obligation Refunding Bonds Series 2002A (NPFGC)
02/01/20	5.900%	1,000,000	1,054,890
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC)
08/01/24	6.000%	2,320,000	2,553,183
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Zero Coupon Series 2000 (NPFGC/FGIC)(e)
09/01/18	0.000%	1,160,000	800,806
Total			258,178,409
COLORADO 1.4%
City & County of Denver Refunding Revenue Bonds United Air Lines Project Series 2007A AMT(a)
10/01/32	5.250%	5,000,000	4,099,550
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds
Student Housing-Campus Village Apartment Series 2008
06/01/33	5.500%	2,000,000	2,008,060
06/01/38	5.500%	6,000,000	5,803,560
Colorado Health Facilities Authority Prerefunded Revenue Bonds American Housing Foundation I, Inc. Project Series 2003(d)
12/01/31	8.500%	855,000	886,960
County of El Paso Revenue Bonds Series 1988A (GNMA) AMT(a)
03/25/19	8.375%	56,289	57,289
E-470 Public Highway Authority(e) Revenue Bonds
Capital Appreciation Zero Coupon Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	3,159,645
Zero Coupon Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	12,377,742
Total			28,392,806

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
CONNECTICUT 0.5%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	$8,000,000	$8,434,320
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 2007A(b)(c)(f)
09/01/34	5.750%	4,000,000	1,504,640
Total			9,938,960
DELAWARE 0.3%
Delaware State Economic Development Authority Refunding Revenue Bonds Gas Facilities-Delmarva Power Series 2010
02/01/31	5.400%	5,000,000	5,075,450
FLORIDA 2.6%
Brevard County Housing Finance Authority Revenue Bonds Zero Coupon Series 1985 (FGIC/MGIC)(e)
04/01/17	0.000%	375,000	210,514
Broward County Housing Finance Authority(a) Revenue Bonds
Chaves Lake Apartments Project Series 2000A AMT(d)
07/01/40	7.500%	7,925,000	7,845,037
Cross Keys Apartments Project Series 1998A AMT
10/01/28	5.750%	985,000	928,254
Capital Trust Agency Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(d)(j)
07/15/32	5.478%	1,895,000	916,896
County of Escambia Revenue Bonds Series 2003A AMT(a)
11/01/27	5.750%	2,750,000	2,750,770
County of Miami-Dade Revenue Bonds Miami International Airport Series 2010A
10/01/35	5.375%	6,000,000	5,955,240
County of Seminole
Prerefunded Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	1,030,000	1,230,541
Unrefunded Revenue Bonds Series 1992 (NPFGC)
10/01/19	6.000%	470,000	544,965
Double Branch Community Development District Special Assessment Bonds Series 2002A
05/01/34	6.700%	1,270,000	1,297,800

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
FLORIDA (cont.)
Hillsborough County Industrial Development Authority Refunding Revenue Bonds Tampa General Hospital Project Series 2003A
10/01/18	5.000%	$825,000	$846,805
Mid-Bay Bridge Authority
Revenue Bonds Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,634,740
Series 2011A
10/01/40	7.250%	7,000,000	7,067,830
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A(b)(c)
10/01/27	5.250%	6,750,000	5,923,327
State of Florida
Unlimited General Obligation Bonds Jacksonville Transportation Authority
Series 1985 Escrowed to Maturity
01/01/15	9.200%	1,595,000	1,854,873
Unrefunded Unlimited General Obligation Bonds Series 1985
06/01/14	9.125%	675,000	724,498
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	2,500,000	2,524,875
Tolomato Community Development District
Special Assessment Bonds Series 2007
05/01/17	6.375%	885,000	621,199
05/01/27	6.550%	3,500,000	2,279,620
Village Center Community Development District Refunding Revenue Bonds Series 1998A (NPFGC)
11/01/12	5.500%	750,000	780,683
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	2,945,000	1,671,140
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/23	6.000%	1,985,000	1,809,744
Total			50,419,351
GEORGIA 3.0%
Chatham County Hospital Authority Revenue Bonds Improvement-Memorial Health University Series 2004A
01/01/34	5.500%	2,500,000	2,097,225
City of Atlanta Revenue Bonds Series 1999A (NPFGC/FGIC)
11/01/22	5.500%	5,475,000	6,160,908

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
GEORGIA (cont.)
County of Fulton Revenue Bonds Series 1992 Escrowed to Maturity
01/01/14	6.375%	$9,045,000	$9,809,936
Henry County Water & Sewerage Authority Revenue Bonds Series 1997 (AMBAC)
02/01/20	6.150%	5,390,000	6,530,793
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 1992P (AMBAC)
07/01/20	6.250%	6,000,000	7,117,440
Municipal Electric Authority of Georgia
Refunding Revenue Bonds Series 1991V (NPFGC)
01/01/18	6.600%	420,000	481,047
Revenue Bonds Series 1991V Escrowed to Maturity (NPFGC)
01/01/18	6.600%	3,600,000	4,310,856
Unrefunded Revenue Bonds Series 1991V (NPFGC)
01/01/18	6.600%	17,280,000	20,170,426
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(a)
01/01/34	6.125%	2,000,000	1,770,800
Total			58,449,431
GUAM 0.1%
Territory of Guam Revenue Bonds Section 30 Series 2009A(c)
12/01/34	5.750%	2,000,000	1,997,440
HAWAII 0.3%
Hawaii State Department of Budget & Finance Revenue Bonds Hawaiian Electric Co. Subsidiary Series 2009
07/01/39	6.500%	5,250,000	5,266,275
IDAHO 0.4%
Idaho Health Facilities Authority Refunding Revenue Bonds IHC Hospitals, Inc. Series 1992 Escrowed to Maturity
02/15/21	6.650%	6,000,000	7,986,540
ILLINOIS 8.9%
Chicago Board of Education Certificate of Participation
Lease Certificates Series 1992A (NPFGC)
01/01/15	6.250%	12,900,000	13,864,017
01/01/16	6.000%	5,000,000	5,695,150
01/01/20	6.000%	8,000,000	8,984,000
Unlimited General Obligation Refunding Bonds Series 2005A (AMBAC)
12/01/22	5.500%	4,750,000	5,144,820

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
ILLINOIS (cont.)
Chicago Board of Education(e) Unlimited General Obligation Bonds
Capital Appreciation-School Reform Zero Coupon Series 1998B-1 (NPFGC/FGIC)
12/01/21	0.000%	$8,000,000	$4,656,080
12/01/22	0.000%	25,200,000	13,496,616
City of Chicago Limited General Obligation Refunding Bonds
Emergency Telephone System Series 1999 (NPFGC/FGIC) 01/01/23	5.500%	9,750,000	10,378,095
Revenue Bonds Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	2,535,000	2,569,527
City of Chicago(e) Refunding Revenue Bonds
Capital Appreciation Zero Coupon Series 1998A (NPFGC)
01/01/20	0.000%	7,275,000	4,821,652
Cook County High School District No. 209 Proviso Township Limited General Obligation Bonds Capital Appreciation Series 2004 (AGM)
12/01/15	5.000%	1,750,000	1,912,032
Cook County School District No. 102 La Grange Unlimited General Obligation Bonds Capital Appreciation Zero Coupon Series 2001 (NPFGC/FGIC)(e)
12/01/20	0.000%	3,065,000	1,944,283
County of Champaign Unlimited General Obligation Bonds
Public Safety Sales Tax Series 1999 (NPFGC/FGIC)
01/01/20	8.250%	1,015,000	1,368,849
01/01/23	8.250%	1,420,000	1,986,353
County of Du Page Unlimited General Obligation Refunding Bonds Jail Project Series 1993
01/01/21	5.600%	2,565,000	2,987,892
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Zero Coupon Series 2001 (AMBAC)(e)
01/01/21	0.000%	2,675,000	1,627,952
Greater Chicago Metropolitan Water Reclamation District Limited General Obligation Refunding Bonds Series 2007C
12/01/33	5.250%	13,210,000	14,905,239
Illinois Finance Authority
Revenue Bonds CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	5,550,000	5,616,045
Hoosier Care Project Series 1999A
06/01/34	7.125%	2,160,000	1,907,928

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
ILLINOIS (cont.)
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Zero Coupon Series 2001 (AMBAC)(e)
06/15/18	0.000%	$4,000,000	$2,877,200
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland Unlimited General Obligation Bonds Capital Appreciation Zero Coupon Series 2004 (NPFGC/FGIC)(e)
02/01/21	0.000%	3,165,000	1,916,218
Lake County School District No. 56 Gurnee Unlimited General Obligation Bonds Series 1997 (NPFGC/FGIC)
01/01/17	9.000%	10,440,000	13,903,992
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds McCormick
Series 2010B-2
06/15/50	5.000%	2,875,000	2,569,387
Metropolitan Pier & Exposition Authority(e)
Revenue Bonds Capital Appreciation-McCormick Place Expansion
Zero Coupon Series 1993A (NPFGC/FGIC)
06/15/16	0.000%	3,750,000	3,164,737
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	12,440,000	12,477,071
Regional Transportation Authority
Revenue Bonds Series 1994C (NPFGC/FGIC)
06/01/20	7.750%	5,000,000	6,134,950
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	6,049,782
State of Illinois
Revenue Bonds 1st Series 2002 (NPFGC/FGIC)
06/15/23	6.000%	4,000,000	4,808,960
Unlimited General Obligation Bonds 1st Series 2001 (NPFGC/FGIC)
11/01/26	6.000%	3,000,000	3,289,080
Series 2004A
03/01/34	5.000%	3,000,000	2,839,890
Series 2006
01/01/31	5.500%	7,985,000	8,197,401
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity
12/01/15	7.100%	915,000	1,051,472
Will-Kankakee Regional Development Authority Prerefunded Revenue Bonds Flanders Corp./PrecisionAire Series 1997 AMT(a)(d)
12/15/17	6.500%	1,495,000	1,368,523
Total			174,515,193

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
INDIANA 2.7%
City of Petersurg Revenue Bonds Indiana Power & Light Series 1995 AMT(a)
12/01/29	5.950%	$5,000,000	$5,067,500
County of Jasper Refunding Revenue Bonds
Various-Northern Indiana Public Services
Series 1994C-RMKT (NPFGC)
04/01/19	5.850%	3,000,000	3,353,640
Series 2003-RMKT (AMBAC)
07/01/17	5.700%	2,000,000	2,234,620
Crown Point Multi School Building Corp. Revenue Bonds First Mortgage Zero Coupon Series 2000 (NPFGC)(e)
01/15/19	0.000%	8,165,000	5,878,637
Indiana Development Finance Authority Refunding Revenue Bonds Series 1999 AMT(a)
08/01/30	5.950%	5,000,000	4,976,900
Indiana Finance Authority Refunding Revenue Bonds Series 2007A (NPFGC/FGIC)
06/01/29	4.500%	10,000,000	10,063,000
Indiana Health Facility Financing Authority Revenue Bonds Hoosier Care Project Series 1999A
06/01/34	7.125%	11,150,000	9,848,795
Indiana State Office Building Commission Revenue Bonds Womens Prison Series 1995B (AMBAC)
07/01/16	6.250%	8,000,000	9,093,600
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT(a)(f)
11/15/31	6.500%	1,348,945	16,862
Noblesville Redevelopment Authority Revenue Bonds Lease Rental-146th Street Extension Series 2006A
08/01/25	5.250%	2,000,000	2,095,940
Total			52,629,494
IOWA 0.2%
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003
01/01/29	8.000%	178,000	173,518
Iowa Finance Authority Revenue Bonds Care Initiatives Project Series 1998B
07/01/28	5.750%	4,500,000	3,626,100
Total			3,799,618

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
KANSAS 0.8%
Wichita Airport Authority Special Revenue Bonds Cessna Citation Service Center Series 2002A AMT(a)
06/15/32	6.250%	$5,000,000	$4,395,550
Wyandotte County-Kansas City Unified Government Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Zero Coupon Series 2010(e)
06/01/21	0.000%	18,550,000	10,501,712
Total			14,897,262
KENTUCKY 0.7%
County of Ohio Refunding Revenue Bonds Big Rivers Electric Corp. Project Series 2010A
07/15/31	6.000%	10,770,000	10,769,892
Kentucky Economic Development Finance Authority Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	2,850,000	2,926,893
Total			13,696,785
LOUISIANA 1.8%
City of New Orleans Unlimited General Obligation Refunding Bonds Capital Appreciation Zero Coupon Series 1991 (AMBAC)(e)
09/01/12	0.000%	6,250,000	6,079,375
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	2,800,000	2,868,488
Louisiana Public Facilities Authority Revenue Bonds Touro Infirmary Project Series 1999A
08/15/29	5.625%	10,940,000	9,519,441
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/30	6.250%	5,250,000	5,409,180
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	12,750,000	12,223,680
Total			36,100,164
MARYLAND 0.5%
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A
01/01/37	5.000%	5,000,000	4,427,350

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
MARYLAND (cont.)
Maryland Economic Development Corp. Revenue Bonds Collegiate Housing-Salisbury Series 1999A
06/01/30	6.000%	$3,000,000	$2,872,320
Maryland Health & Higher Educational Facilities Authority Revenue Bonds University of Maryland Medical System Series 2005-RMKT (AMBAC)
07/01/28	5.250%	3,000,000	3,120,300
Total			10,419,970
MASSACHUSETTS 7.0%
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT(a)(d)(k)
09/01/35	6.500%	2,845,000	1,399,939
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds General Transportation System
Series 1994C (AGM)
03/01/19	7.000%	2,500,000	3,048,750
Revenue Bonds Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	1,807,980
07/01/29	5.500%	2,000,000	2,369,200
Senior Series 2006A
07/01/29	5.250%	3,185,000	3,667,113
Massachusetts Department of Transportation(e)
Revenue Bonds Capital Appreciation
Zero Coupon Senior Series 1997A (NPFGC)
01/01/24	0.000%	7,000,000	3,664,570
Zero Coupon Senior Series 1997C (NPFGC)
01/01/18	0.000%	4,700,000	3,623,606
01/01/20	0.000%	17,000,000	11,641,770
Massachusetts Development Finance Agency
Revenue Bonds Boston Biomedical Research
Series 1999
02/01/19	5.650%	1,105,000	1,080,347
Groves-Lincoln Series 2009A
06/01/39	7.750%	2,250,000	2,228,423
Massachusetts Educational Financing Authority Revenue Bonds Series 2008H (AGM) AMT(a)
01/01/30	6.350%	8,885,000	9,272,031
Massachusetts Health & Educational Facilities Authority
Revenue Bonds Boston College
Series 2008M-2-RMKT
06/01/35	5.500%	19,500,000	22,375,275

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
MASSACHUSETTS (cont.)
Caregroup Series 1998B-2 (NPFGC)
02/01/28	5.375%	$1,380,000	$1,368,643
Series 2008E-1
07/01/33	5.125%	1,000,000	915,330
Harvard University Series 1991N
04/01/20	6.250%	2,000,000	2,604,920
Massachusetts Institute of Technology Series 2002K
07/01/22	5.500%	8,000,000	10,050,080
Partners Healthcare Series 2010J-1
07/01/34	5.000%	9,900,000	9,845,946
Massachusetts Housing Finance Agency Revenue Bonds Rental Housing Series 2004A (AGM) AMT(a)
07/01/25	5.250%	10,000,000	10,003,400
Massachusetts State College Building Authority
Refunding Revenue Bonds Senior Series 1994A
05/01/14	7.500%	3,500,000	3,882,865
Massachusetts State College Building Authority(e)
Revenue Bonds Capital Appreciation
Zero Coupon Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/19	0.000%	7,710,000	6,230,759
Massachusetts State Water Pollution Abatement Revenue Bonds MWRA Program Subordinated Series 1999A
08/01/17	6.000%	10,000,000	12,413,000
Massachusetts Water Resources Authority
Revenue Bonds Series 1992A Escrowed to Maturity (FGIC)
07/15/19	6.500%	5,000,000	6,096,800
Series 2002J (AGM)
08/01/21	5.500%	5,000,000	6,149,750
Series 2006A (AMBAC)
08/01/24	5.000%	2,170,000	2,394,465
Total			138,134,962
MICHIGAN 1.5%
Detroit City School District
Unlimited General Obligation Refunding Bonds School Building & Site Improvement
Series 2005A (AGM)(Qualified School Bond Loan Fund)
05/01/17	5.000%	2,500,000	2,623,375
05/01/30	5.250%	10,000,000	9,742,200
Michigan Strategic Fund
Refunding Revenue Bonds Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/21	7.000%	2,505,000	3,102,793
Michigan Sugar Co. – Caro Project Series 1998B
11/01/25	6.450%	3,500,000	2,899,155

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
MICHIGAN (cont.)
NSF International Project Series 2004
08/01/26	5.250%	$600,000	$581,658
Michigan Strategic Fund(a)(d)
Refunding Revenue Bonds Michigan Sugar Co. – Carollton
Series 1998C AMT
11/01/25	6.550%	4,250,000	3,595,968
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,158,067
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,032,796
State of Michigan Certificate of Participation Zero Coupon Series 2000 Escrowed to Maturity (AMBAC)(e)
06/01/21	0.000%	6,000,000	4,354,620
Total			30,090,632
MINNESOTA 0.4%
City of Roseville Revenue Bonds Care Institute, Inc. Project Series 1993(d)
11/01/23	7.750%	3,275,000	2,577,556
Hibbing Economic Development Authority Revenue Bonds Public Project-Hibbing Lease Obligation Series 1997
02/01/12	6.400%	140,000	140,154
Minneapolis & St Paul Housing & Redevelopment Authority Revenue Bonds Health Partners Obligation Group Project Series 2003
12/01/17	6.000%	1,650,000	1,770,846
University of Minnesota Series 1996A Escrowed to Maturity Revenue Bonds
07/01/21	5.500%	1,000,000	1,197,340
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC)
01/01/16	9.750%	1,000,000	1,313,530
Total			6,999,426
MISSISSIPPI 0.4%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	2,470,000	2,594,537
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	5,300,000	5,925,294

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
MISSISSIPPI (cont.)
Rankin County Five Lakes Utility District Series 1994(d)
07/15/37	7.000%	$465,000	$400,816
Total			8,920,647
MISSOURI 0.9%
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	1,500,000	1,511,775
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT(a)
03/15/29	5.200%	4,385,000	4,529,091
Missouri State Health & Educational Facilities Authority Revenue Bonds Senior Living Facilities-Lutheran Series 2010
02/01/42	5.500%	2,000,000	1,764,140
St. Louis Area Housing Finance Corp. Wellington Arms III Project Series 1979
01/01/21	7.375%	1,266,755	1,273,419
St. Louis County Industrial Development Authority Revenue Bonds St. Andrews Residence for Seniors Series 2007A
12/01/41	6.375%	7,000,000	6,051,500
St. Louis Industrial Development Authority
Refunding Revenue Bonds Anheuser-Busch Co. Project
Series 1991
05/01/16	6.650%	1,400,000	1,655,808
St. Louis Industrial Development Authority(e)
Revenue Bonds Convention Center Hotel
Zero Coupon Series 2000 (AMBAC)
07/15/18	0.000%	2,000,000	1,273,940
Total			18,059,673
NEBRASKA 0.1%
Omaha Public Power District Revenue Bonds Series 1992B Escrowed to Maturity
02/01/17	6.200%	1,600,000	1,853,904
NEVADA 0.2%
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A(b)
06/15/28	6.750%	2,000,000	1,661,280
Director of the State of Nevada Department of Business & Industry(a)(g)
Revenue Bonds Republic Services, Inc.
Series 2003 AMT
12/01/26	5.625%	2,000,000	2,175,540

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
NEVADA (cont.)
Director of the State of Nevada Department of Business & Industry(f)
Revenue Bonds Las Vegas Monorail Project 2nd Tier
Series 2000
01/01/30	7.375%	$1,650,000	$2,888
01/01/40	7.375%	3,750,000	6,562
Total			3,846,270
NEW JERSEY 5.0%
Middlesex County Improvement Authority(f)
Revenue Bonds Heldrich Center Hotel
Series 2005C(d)
01/01/37	8.750%	1,500,000	150,810
Subordinated Revenue Bonds Heldrich Center Hotel
Series 2005B
01/01/37	6.250%	4,000,000	395,000
New Jersey Economic Development Authority
Refunding Revenue Bonds School Facilities Construction
Series 2005N-1 (AGM)
09/01/25	5.500%	23,990,000	26,095,602
Series 2005N-1 (NPFGC/FGIC)
09/01/27	5.500%	5,000,000	5,385,550
Revenue Bonds MSU Student Housing Project-Provident
Series 2010
06/01/42	5.875%	13,000,000	12,003,030
New Jersey Economic Development Authority(a)
Refunding Revenue Bonds Series 2006B AMT
01/01/37	6.875%	7,000,000	6,174,700
Revenue Bonds Continental Airlines, Inc. Project
Series 1999 AMT
09/15/19	6.250%	1,300,000	1,241,643
09/15/23	6.400%	4,000,000	3,859,920
09/15/29	6.250%	2,000,000	1,852,160
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008
07/01/38	6.625%	4,000,000	4,016,480
New Jersey State Turnpike Authority
Prerefunded Revenue Bonds Series 1991C (NPFGC) Escrowed to Maturity
01/01/16	6.500%	11,000,000	12,339,580
Refunding Revenue Bonds Series 2005A (AGM)
01/01/30	5.250%	2,000,000	2,233,180
Revenue Bonds Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	2,872,950
Unrefunded Revenue Bonds Series 1991C (AGM)
01/01/16	6.500%	1,415,000	1,698,014

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
NEW JERSEY (cont.)
New Jersey Transportation Trust Fund Authority
Revenue Bonds Series 1999A
06/15/18	5.750%	$5,000,000	$5,739,400
06/15/20	5.750%	4,150,000	4,789,183
Series 2006A
12/15/23	5.500%	3,000,000	3,289,260
Tobacco Settlement Financing Corp. Revenue Bonds Series 2007-1A
06/01/26	4.625%	5,055,000	3,686,258
Total			97,822,720
NEW YORK 11.7%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	3,830,000	3,608,434
City of New York Unlimited General Obligation Bonds Series 2005M
04/01/22	5.000%	2,000,000	2,154,260
Housing Development Corp. Revenue Bonds Series 2005F-1
11/01/25	4.650%	5,000,000	5,033,550
Long Island Power Authority Revenue Bonds Series 2008A
05/01/33	6.000%	2,725,000	2,988,889
Metropolitan Transportation Authority
Revenue Bonds Series 2007A (AGM)
11/15/33	5.000%	12,000,000	12,098,520
Series 2007B
11/15/24	5.000%	6,820,000	7,129,082
New York City Industrial Development Agency
Revenue Bonds Pilot-Yankee Stadium-Payment
Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	1,764,480
New York City Industrial Development Agency(a)(g)
Revenue Bonds American Airlines-JFK International Airport
Series 2005 AMT
08/01/25	7.625%	1,000,000	1,023,770
New York City Municipal Water Finance Authority Unrefunded Revenue Bonds Series 2001D
06/15/25	5.250%	2,535,000	2,565,319
New York Local Government Assistance Corp.
Refunding Revenue Bonds Series 1993E (AMBAC/TCRS)
04/01/16	5.250%	10,000,000	11,443,800
Series 1993E (NPFGC)
04/01/21	5.000%	3,655,000	4,296,379

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
NEW YORK (cont.)
New York State Dormitory Authority
Refunding Revenue Bonds Education
Series 2005B (AMBAC)
03/15/27	5.500%	$11,240,000	$13,492,383
03/15/29	5.500%	2,030,000	2,429,220
03/15/30	5.500%	6,040,000	7,201,734
Revenue Bonds Consolidated City University Systems 2nd Generation
Series 1993A
07/01/20	6.000%	13,350,000	15,668,094
Consolidated University 2nd Generation Series 1993A (AGM)
07/01/20	6.000%	6,140,000	7,231,017
Independent School District-Educational Housing Services Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	2,939,670
Mount Sinai School of Medicine Series 2009
07/01/39	5.125%	15,000,000	14,856,000
New York University Series 2008A
07/01/29	5.000%	3,845,000	4,026,830
New York University-Independent School District Series 2001-1 (AMBAC)
07/01/40	5.500%	5,000,000	5,433,400
North Shore Long Island Jewish Series 2009A
05/01/37	5.500%	4,250,000	4,255,185
State University Series 1993A (FGIC)
05/15/17	5.875%	28,240,000	32,670,856
Upstate Community-State Supported Series 2005B (NPFGC/FGIC)
07/01/23	5.500%	2,000,000	2,358,860
New York State Energy Research & Development Authority Revenue Bonds Series 1993(g)
04/01/20	11.955%	13,000,000	13,128,180
Port Authority of New York & New Jersey
Revenue Bonds JFK International Air Terminal
Series 2010
12/01/36	6.000%	3,500,000	3,510,535
Port Authority of New York & New Jersey(a)
Revenue Bonds 5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	7,000,000	6,467,300
Suffolk County Industrial Development Agency
Revenue Bonds Gurwin Jewish-Phase II
Series 2004
05/01/39	6.700%	870,000	825,082

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
NEW YORK (cont.)
Suffolk County Industrial Development Agency(a)
Revenue Bonds Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/23	5.500%	$7,800,000	$6,895,512
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds Series 2002 (NFPGC)
11/15/20	5.500%	6,800,000	8,129,196
Revenue Bonds General Purpose
Series 1992Y Escrowed to Maturity
01/01/21	6.125%	7,000,000	9,019,150
01/01/21	6.125%	11,000,000	14,172,950
Total			228,817,637
NORTH CAROLINA 1.7%
Durham Housing Authority Revenue Bonds Series 2005 AMT(a)(b)(d)
02/01/38	5.650%	3,221,677	2,643,257
North Carolina Eastern Municipal Power Agency
Prerefunded Revenue Bonds Series 1987A
01/01/24	4.500%	1,750,000	2,057,650
Refunding Revenue Bonds Series 1991A Escrowed to Maturity
01/01/21	5.000%	8,735,000	10,364,514
Revenue Bonds Series 2009B
01/01/26	5.000%	7,000,000	7,240,660
Unrefunded Revenue Bonds Series 1991A
01/01/18	6.500%	2,185,000	2,647,434
North Carolina Medical Care Commission
Refunding Revenue Bonds 1st Mortgage-Givens Estates
Series 2007
07/01/33	5.000%	5,000,000	4,476,600
Revenue Bonds 1st Mortgage-Presbyterian Homes
Series 2006
10/01/31	5.500%	2,500,000	2,108,175
Health Care Housing Arc Projects Series 2004A
10/01/34	5.800%	1,400,000	1,370,110
North Carolina Medical Care Commission(e)
Refunding Revenue Bonds Capital Appreciation-Wilson Memorial Hospital
Zero Coupon Series 1997 (AMBAC)
11/01/14	0.000%	1,380,000	1,233,830
Total			34,142,230
NORTH DAKOTA 0.4%
County of McLean Revenue Bonds Great River Energy Series 2010B
07/01/40	5.150%	7,900,000	7,736,312

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
OHIO 1.4%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC)
12/01/15	7.000%	$2,595,000	$2,895,397
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2
06/01/24	5.125%	3,750,000	2,845,875
City of Cleveland Refunding Revenue Bonds 1st Mortgage Series 1993G (NPFGC)
01/01/21	5.500%	4,015,000	4,688,797
City of Lakewood Revenue Bonds Series 1995 (AMBAC)
07/01/20	5.850%	1,690,000	1,984,753
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008(d)
12/01/27	6.750%	6,165,000	4,014,340
Kings Local School District Unlimited General Obligation Bonds Series 1995 (NPFGC/FGIC)
12/01/16	7.500%	2,110,000	2,555,189
Ohio State Water Development Authority Unrefunded Revenue Bonds Loan Fund Series 2005B
06/01/25	4.750%	920,000	964,188
Toledo-Lucas County Port Authority
Refunding Revenue Bonds CSX Transportation, Inc. Project
Series 1992
12/15/21	6.450%	3,950,000	4,641,526
Special Assessment Bonds Town Square at Levi Commons
Series 2007
11/01/36	5.400%	2,605,000	2,003,323
Total			26,593,388
OKLAHOMA 0.1%
Oklahoma County Finance Authority Revenue Bonds Sail Associates LLC Series 2007-RMKT AMT (Bank of the West)(a)(g)
12/01/41	5.250%	1,475,000	1,464,837
OREGON 0.2%
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(c)
10/01/26	5.625%	3,500,000	2,763,985
Linn County Community School District No. 9 Lebanon Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/30	5.500%	1,435,000	1,684,059
Total			4,448,044

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
PENNSYLVANIA 3.0%
Cambria County Industrial Development Authority Refunding Revenue Bonds Beverly Enterprises Series 1987 Escrowed to Maturity
06/18/12	10.000%	$200,000	$209,208
Chester County Industrial Development Authority RHA/Pennsylvania Nursing Home-1st Mortgage Series 2002(d)
05/01/32	8.500%	5,985,000	5,909,529
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(a)
06/01/24	6.900%	3,400,000	4,008,158
Montgomery County Industrial Development Authority Revenue Bonds Whitemarsh Continuing Care Series 2005
02/01/28	6.125%	2,000,000	1,703,460
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	17,085,055
Pennsylvania Economic Development Financing Authority
Revenue Bonds Allegheny Energy Supply Co.
Series 2009
07/15/39	7.000%	13,000,000	13,595,530
Philadelphia Biosolids Facility Series 2009
01/01/32	6.250%	5,325,000	5,445,185
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds Edinboro University
Series 2008
07/01/28	5.750%	3,000,000	2,961,330
Edinboro University Foundation Series 2010
07/01/43	6.000%	1,450,000	1,396,075
Washington County Industrial Development Authority 1st Mortgage Central Project Series 2003(d)
01/01/29	8.500%	2,126,000	2,079,951
Westmoreland County Municipal Authority(e)
Revenue Bonds Capital Appreciation
Zero Coupon Series 1999A (NPFGC)
08/15/22	0.000%	2,000,000	1,203,700
Zero Coupon Series 2000A (NPFGC/FGIC)
08/15/23	0.000%	5,540,000	2,997,195
Total			58,594,376
PUERTO RICO 3.8%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Bonds Series 1996B (AMBAC/TCRS)(c)
07/01/15	6.500%	2,650,000	2,952,100

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Puerto Rico (cont.)
Puerto Rico Electric Power Authority(c)
Refunding Revenue Bonds Series 2007VV (NPFGC/FGIC)
07/01/34	5.250%	$10,870,000	$10,407,047
Revenue Bonds Series 2010XX
07/01/40	5.250%	4,250,000	4,002,650
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 1996Z (AGM)(c)
07/01/18	6.000%	10,000,000	11,255,500
Puerto Rico Public Buildings Authority(c)
Refunding Revenue Bonds Government Facilities
Series 2002F
07/01/20	5.250%	2,000,000	2,049,260
Series 2007M
07/01/31	6.250%	27,000,000	28,727,460
Puerto Rico Public Finance Corp.(c)
Revenue Bonds Commonwealth Appropriations
Series 1998A (AMBAC)
06/01/24	5.125%	3,000,000	3,437,160
Unrefunded Revenue Bonds Commonwealth Appropriations
Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,154,684
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C(c)
08/01/41	5.250%	10,000,000	9,520,200
Total			75,506,061
SOUTH CAROLINA 1.5%
County of Richland Revenue Bonds International Paper Series 2003 AMT(a)
04/01/23	6.100%	1,000,000	1,007,220
Greenville Hospital System Board Revenue Bonds Series 2001 (AMBAC)
05/01/26	5.500%	5,000,000	5,042,000
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds Series 1993 (NPFGC)
01/01/25	5.375%	11,370,000	12,543,156
Piedmont Municipal Power Agency(e)
Refunding Revenue Bonds Capital Appreciation
Zero Coupon Subordinated Series 2004A-2 (NPFGC/FGIC)
01/01/24	0.000%	5,000,000	2,551,050
Scago Educational Facilities Corp. Revenue Bonds School District No. 5 Spartanburg County Series 2005 (AGM)
04/01/22	4.600%	8,885,000	9,088,378
Total			30,231,804

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
SOUTH DAKOTA 0.8%
Heartland Consumers Power District Revenue Bonds Series 1992 (AGM)
01/01/17	6.000%	$13,600,000	$15,435,320
TENNESSEE 0.3%
Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 (NPFGC)
01/01/15	5.250%	5,000,000	5,420,100
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
1st Mortgage-AHF Project Series 2003(d)
01/01/29	8.500%	488,000	450,853
Total			5,870,953
TEXAS 9.1%
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010
07/01/45	6.200%	2,300,000	2,293,376
Brazos River Authority(a)
Refunding Revenue Bonds TXU Electric
Series 2001A – RMKT AMT
10/01/30	8.250%	5,250,000	2,157,225
Brazos River Authority(a)(g)
Refunding Revenue Bonds TXU Electric Co. Project
Series 1999B AMT
09/01/34	6.750%	12,455,000	10,693,614
TXU Energy Co. LLC Project Series 2003A AMT
04/01/38	6.750%	1,900,000	1,631,302
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B-RMKT
04/01/45	6.125%	11,000,000	10,975,470
Central Texas Regional Mobility Authority Revenue Bonds Capital Appreciation Zero Coupon Series 2010(e)
01/01/25	0.000%	2,000,000	806,400
City of Houston
Refunding Revenue Bonds Senior Lien
Series 2009A
07/01/34	5.500%	10,500,000	10,891,860
City of Houston(e)
Refunding Revenue Bonds Capital Appreciation
Zero Coupon Series 1998A Escrowed to Maturity (AGM)
12/01/19	0.000%	26,955,000	21,183,126

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
TEXAS (cont.)
Revenue Bonds Capital Appreciation-Convention
Zero Coupon Series 2001B (AMBAC)
09/01/17	0.000%	$2,000,000	$1,491,720
Unrefunded Revenue Bonds Capital Appreciation
Zero Coupon Series 1998A (AGM)
12/01/19	0.000%	9,545,000	7,181,658
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	7,500,000	7,619,325
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	3,893,040
Harris County-Houston Sports Authority(e)
Refunding Revenue Bonds Capital Appreciation-Senior Lien
Zero Coupon Series 2001A (NPFGC)
11/15/14	0.000%	3,905,000	3,109,708
11/15/15	0.000%	3,975,000	2,957,201
11/15/16	0.000%	4,040,000	2,805,093
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/41	6.875%	1,810,000	1,845,422
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A
08/15/44	6.375%	5,000,000	5,026,300
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A-RMKT
11/01/29	6.300%	2,800,000	2,918,608
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(a)
12/01/24	6.875%	7,500,000	7,540,875
North East Independent School District Unlimited General Obligation Refunding Bonds Series 2007 (Permanent School Fund Guarantee)
02/01/31	5.250%	10,000,000	11,586,000
North Texas Tollway Authority
Refunding Revenue Bonds 1st Tier
Series 2009C
01/01/44	5.250%	10,000,000	9,294,700
Toll 2nd Tier Series 2008F
01/01/38	5.750%	11,355,000	11,338,989

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
TEXAS (cont.)
Resolution Trust Corp. Pass-Through Certificates Series 1993A
12/01/16	8.500%	$6,615,223	$6,286,843
Sabine River Authority Refunding Revenue Bonds TXU Electric Series 2001C-RMKT
05/01/28	5.200%	3,000,000	992,010
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2002
10/01/16	6.000%	5,000,000	5,187,050
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds CC Young Memorial Home Series 2009A
02/15/38	8.000%	4,000,000	3,947,160
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	2,000,000	2,393,920
Texas State Turnpike Authority(e)
Revenue Bonds Capital Appreciation 1st Tier
Zero Coupon Series 2002A (AMBAC)
08/15/16	0.000%	7,000,000	5,713,960
08/15/18	0.000%	10,000,000	7,191,600
08/15/19	0.000%	10,330,000	6,937,008
Total			177,890,563
UTAH 1.0%
City of Provo Revenue Bonds Series 1980 Escrowed to Maturity
04/01/15	10.125%	815,000	979,695
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM)
05/15/19	5.500%	3,450,000	3,991,995
Utah Transit Authority Refunding Revenue Bonds Series 2006C (AGM)
06/15/29	5.250%	10,000,000	11,595,200
Weber State University Revenue Bonds Student Facilities System Series 2005 (NPFGC)
04/01/29	4.250%	2,600,000	2,488,122
Total			19,055,012
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Senior Secured Revenue Bonds Hovensa Refinery Series 2003 AMT(a)(c)
07/01/22	6.125%	2,975,000	2,808,073

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
VIRGINIA 2.2%
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health Systems Project Series 1993
08/15/23	5.000%	$10,000,000	$10,897,400
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/24	5.250%	6,175,000	7,504,292
Mosaic District Community Development Authority Tax Allocation Bonds Series 2011A(h)
03/01/26	6.625%	2,145,000	2,148,518
Peninsula Town Center Community Development Authority Revenue Bonds Series 2007
09/01/24	6.250%	2,363,000	2,280,295
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC/FGIC)
07/15/22	5.250%	7,800,000	8,676,954
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	5,000,000	5,555,700
Virginia College Building Authority Revenue Bonds Washington & Lee University Series 2001
01/01/21	5.375%	5,000,000	5,876,600
Total			42,939,759
WASHINGTON 1.4%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Zero Coupon Series 2001C (NPFGC/FGIC)(e)
12/01/16	0.000%	3,000,000	2,597,850
State of Washington Unlimited General Obligation Bonds Series 2007D (AGM)
01/01/30	4.500%	24,470,000	24,625,385
Total			27,223,235
WEST VIRGINIA 0.6%
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC)
07/01/21	5.375%	3,215,000	3,520,039
West Virginia University
Revenue Bonds University System Projects
Series 1998A (NFPGC)
04/01/28	5.250%	5,000,000	5,420,500
West Virginia University(e)
Revenue Bonds University System Projects
Zero Coupon Series 2000A (AMBAC)
04/01/16	0.000%	3,300,000	2,856,711
Total			11,797,250

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
WISCONSIN 1.1%
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	$5,700,000	$6,165,918
Wisconsin Health & Educational Facilities Authority
Revenue Bonds Aurora Health Care, Inc.
Series 1999A
02/15/29	5.600%	3,845,000	3,844,731
Series 2003
04/15/33	6.400%	4,250,000	4,309,287
Marshfield Clinic Series 1999
02/15/29	6.250%	7,200,000	7,200,432
Total			21,520,368
WYOMING 0.4%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	7,900,000	8,216,158
Total Municipal Bonds (Cost: $1,821,721,547)			$1,873,991,784

Issue Description	Shares	Value
Municipal Preferred Stocks 0.5%
Maryland 0.5%
Munimae TE Bond Subsidiary LLC(a)(b)(d) Series 2005C-3 AMT
11/29/49 5.500%	1,000,000	$680,020
Munimae TE Bond Subsidiary LLC(a)(b)(d) Series 2000B AMT
06/30/50 7.750%	10,000,000	8,400,400
Total Municipal Preferred Stocks (Cost: $11,000,000)		$9,080,420
	Shares	Value
Money Market Fund 2.8%
Dreyfus Tax-Exempt Cash Management Fund, 0.030%(i)	29,215,133	$29,215,133
JPMorgan Municipal Money Market Fund, 0.000%(i)	25,529,944	25,529,944
Total Money Market Fund (Cost: $54,745,077)		$54,745,077
Total Investments (Cost: $1,887,466,624)		$1,937,817,281
Other Assets & Liabilities, Net		22,446,196
Net Assets		$1,960,263,477

Notes to Portfolio of Investments

(a)  At May 31, 2011, the value of securities subject to alternative minimum tax represented 8.22% of net assets.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities amounted to $22,937,504 or 1.17% of net assets.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 5.14% of net assets at May 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2011 was $50,087,123, representing 2.56% of net assets. Information concerning such security holdings at May 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT 6.500% 09/01/35	09/20/02	$2,810,450
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT 7.500% 07/01/40	03/07/00	7,905,227
Cabazon Band Mission Indians Revenue Bonds Series 2004 5.018% 10/01/15	05/14/10	1,415,000
Cabazon Band Mission Indians Revenue Bonds Series 2004 5.018% 10/01/19	10/04/04-05/14/10	8,347,046
Capital Trust Agency Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 5.478% 07/15/32	07/23/08	1,895,000
Chester County Industrial Development Authority RHA/Pennsylvania Nursing Home-1st Mortgage Series 2002 8.500% 05/01/32	05/01/02	5,568,628
City of Roseville Revenue Bonds Care Institute, Inc. Project Series 1993 7.750% 11/01/23	11/01/93	3,275,000
Colorado Health Facilities Authority Prerefunded Revenue Bonds American Housing Foundation I, Inc. Project Series 2003 8.500% 12/01/31	02/19/03	794,364
Durham Housing Authority Revenue Bonds Series 2005 AMT 5.650% 02/01/38	12/18/06	3,221,677
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008 6.750% 12/01/27	04/23/08	6,165,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 1st Mortgage-AHF Project Series 2003 8.500% 01/01/29	12/30/03	461,126

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)
Security Description	Acquisition Dates	Cost
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.-Carollton Series 1998C AMT 6.550% 11/01/25	11/24/98	$4,250,000
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Series 2005C 8.750% 01/01/37	09/25/07	1,461,135
Munimae TE Bond Subsidiary LLC Series 2000B AMT 7.750% 06/30/50	05/30/00	10,000,000
Munimae TE Bond Subsidiary LLC Series 2005C-3 AMT 5.500% 11/29/49	11/02/05	1,000,000
Rankin County Five Lakes Utility District Series 1994 7.000% 07/15/37	10/02/07	465,000
Washington County Industrial Development Authority 1st Mortgage Central Project Series 2003 8.500% 01/01/29	12/30/03	2,008,921
Will-Kankakee Regional Development Authority Prerefunded Revenue Bonds Flanders Corp./PrecisionAire Series 1997 AMT 6.500% 12/15/17	12/30/97	1,495,000

(e)  Zero coupon bond.

(f)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2011, the value of these securities amounted to $2,076,762, which represents 0.11% of net assets.

(g)  Variable rate security. The interest rate shown reflects the rate as of May 31, 2011.

(h)  Represents a security purchased on a when-issued or delayed delivery basis.

(i)  The rate shown is the seven-day current annualized yield at May 31, 2011.

(j)  The issuer is in default of certain debt covenants. Income is being partially accrued. At May 31, 2011, the value of this security amounted to $916,896, which represents 0.05% of net assets.

(k)  The issuer is in default of certain debt covenants. Income is being accrued. At May 31, 2011, the value of this security amounted to $1,399,939, which represents 0.07% of net assets.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

MGIC  Mortgage Guaranty Insurance Corporation

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2011:

	Fair value at May 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$1,873,991,784	$—	$1,873,991,784
Total Bonds	—	1,873,991,784	—	1,873,991,784
Equity Securities
Municipal Preferred Stocks	—	9,080,420	—	9,080,420
Total Equity Securities	—	9,080,420	—	9,080,420
Other
Unaffiliated Money Market Fund(c)	54,745,077	—	—	54,745,077
Total Other	54,745,077	—	—	54,745,077
Total Investments	$54,745,077	$1,883,072,204	$—	$1,937,817,281

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Municipal Bonds
Balance as of November 30, 2010	$4,759,227
Accrued discounts/premiums	—
Realized gain (loss)	(5,621,547)
Change in unrealized appreciation (depreciation)*	4,573,273
Sales	(3,710,953)
Purchases	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of May 31, 2011	$—

*  Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2011 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

Assets
Investments, at value
(identified cost $1,887,466,624)	$1,937,817,281
Cash	568
Receivable for:
Capital shares sold	4,210,436
Investments sold	834,126
Dividends	2,202
Interest	29,576,459
Expense reimbursement due from Investment Manager	40,186
Trustees' deferred compensation plan	256,773
Total assets	1,972,738,031
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,133,739
Capital shares purchased	2,342,424
Dividend distributions to shareholders	7,262,741
Investment management fees	85,355
Distribution and service fees	30,106
Transfer agent fees	96,524
Administration fees	13,697
Chief compliance officer expenses	646
Other expenses	252,549
Trustees' deferred compensation plan	256,773
Total liabilities	12,474,554
Net assets applicable to outstanding capital stock	$1,960,263,477
Net assets represented by
Paid-in capital	$1,917,862,462
Undistributed net investment income	7,439,287
Accumulated net realized loss	(15,388,929)
Unrealized appreciation (depreciation) on:
Investments	50,350,657
Total — representing net assets applicable to outstanding capital stock	$1,960,263,477
Net assets applicable to outstanding shares
Class A	$1,221,417,264
Class B	$4,463,415
Class C	$33,562,463
Class Z	$700,820,335
Shares outstanding
Class A	93,400,344
Class B	341,317
Class C	2,566,463
Class Z	53,590,368
Net asset value per share
Class A	$13.08	(a)
Class B	$13.08
Class C	$13.08
Class Z	$13.08

(a)  The maximum offering price per share for Class A is $13.73. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia Tax-Exempt Fund

Six months ended May 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$22,104
Interest	52,443,155
Total income	52,465,259
Expenses:
Investment management fees	4,382,264
Distribution fees
Class B	19,741
Class C	102,377
Service fees
Class A	1,216,536
Class B	5,275
Class C	34,125
Transfer agent fees
Class A	702,679
Class B	3,082
Class C	19,684
Class Z	413,591
Administration fees	313,363
Compensation of board members	44,788
Pricing and bookkeeping fees	86,802
Custodian fees	29,730
Printing and postage fees	91,487
Registration fees	36,445
Professional fees	105,024
Chief compliance officer expenses	1,563
Line of credit interest expense	148
Other	107,418
Total expenses	7,716,122
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(545,372)
Interest expense reimbursement by Investment Manager	(148)
Earnings credits on cash balances	(90)
Total net expenses	7,170,512
Net investment income	45,294,747
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(9,869,061)
Futures contracts	(276,501)
Net realized loss	(10,145,562)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,377,347)
Net change in unrealized depreciation	(2,377,347)
Net realized and unrealized loss	(12,522,909)
Net increase in net assets resulting from operations	$32,771,838

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia Tax-Exempt Fund

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Operations
Net investment income	$45,294,747	$100,380,903
Net realized gain (loss)	(10,145,562)	23,322,707
Net change in unrealized depreciation	(2,377,347)	(8,982,008)
Net increase in net assets resulting from operations	32,771,838	114,721,602
Distributions to shareholders from:
Net investment income
Class A	(28,128,903)	(59,546,856)
Class B	(102,121)	(351,849)
Class C	(686,067)	(1,387,776)
Class Z	(17,294,563)	(38,237,268)
Total distributions to shareholders	(46,211,654)	(99,523,749)
Decrease in net assets from share transactions	(169,713,020)	(115,047,540)
Proceeds from regulatory settlement (Note 6)	—	19,753
Total decrease in net assets	(183,152,836)	(99,829,934)
Net assets at beginning of period	2,143,416,313	2,243,246,247
Net assets at end of period	$1,960,263,477	$2,143,416,313
Undistributed net investment income	$7,439,287	$8,356,194

	Six months ended May 31, 2011 (Unaudited)		Year ended November 30, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,418,534	18,040,352	3,085,001	41,173,657
Distributions reinvested	1,565,641	19,966,237	3,170,799	42,260,626
Redemptions	(9,062,046)	(115,002,249)	(11,207,263)	(149,201,003)
Net decrease	(6,077,871)	(76,995,660)	(4,951,463)	(65,766,720)
Class B shares
Subscriptions	3,383	42,990	15,355	204,468
Distributions reinvested	4,180	53,265	14,784	196,559
Redemptions	(185,495)	(2,344,727)	(489,987)	(6,520,004)
Net decrease	(177,932)	(2,248,472)	(459,848)	(6,118,977)
Class C shares
Subscriptions	140,346	1,788,202	641,984	8,576,510
Distributions reinvested	26,067	332,379	50,282	670,608
Redemptions	(447,109)	(5,670,206)	(457,045)	(6,102,688)
Net increase (decrease)	(280,696)	(3,549,625)	235,221	3,144,430
Class Z shares
Subscriptions	1,955,171	24,907,525	5,904,278	78,403,006
Distributions reinvested	326,320	4,161,574	666,949	8,890,492
Redemptions	(9,120,834)	(115,988,362)	(10,050,193)	(133,599,771)
Net decrease	(6,839,343)	(86,919,263)	(3,478,966)	(46,306,273)
Total net decrease	(13,375,842)	(169,713,020)	(8,655,056)	(115,047,540)

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia Tax-Exempt Fund

The following tables are intended to help you understand the Fund's Financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended May 31, 2011		Year ended November 30,
	(Unaudited)		2010	2009	2008	2007	2006
Class A
Per share data
Net asset value, beginning of period	$13.13		$13.05	$11.95	$13.52	$13.88	$13.49
Income from investment operations:
Net investment income	0.29		0.59	0.60	0.59	0.60	0.61
Net realized and unrealized gain (loss)	(0.04)		0.08	1.09	(1.57)	(0.37)	0.38
Total from investment operations	0.25		0.67	1.69	(0.98)	0.23	0.99
Less distributions to shareholders from:
Net investment income	(0.30)		(0.59)	(0.59)	(0.59)	(0.59)	(0.60)
Total distributions to shareholders	(0.30)		(0.59)	(0.59)	(0.59)	(0.59)	(0.60)
Proceeds from regulatory settlement	—		0.00 (a)	—	—	—	—
Net asset value, end of period	$13.08		$13.13	$13.05	$11.95	$13.52	$13.88
Total return	1.93%		5.12%	14.42%	(7.48%)	1.74%	7.53%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)(d)(e)	0.83	%(c)	0.80%	0.80%	0.80%	0.82%	0.85%
Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(d)(e)(f)	0.78	%(c)	0.80%	0.80%	0.80%	0.82%	0.85%
Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)(d)	0.83	%(c)	0.80%	0.80%	0.78%	0.78%	0.80%
Net expenses after fees waiver or expenses reimbursed (excluding interest and fee expense)(d)(f)	0.78	%(c)	0.80%	0.80%	0.78%	0.78%	0.80%
Net investment income(d)	4.51	%(c)	4.43%	4.73%	4.56%	4.40%	4.46%
Supplemental data
Net assets, end of period (in thousands)	$1,221,417		$1,305,921	$1,362,545	$1,296,698	$1,533,614	$1,646,201
Portfolio turnover	3%		11%	12%	14%	13%	5%

See accompanying Notes to Financial Highlights.

Financial Highlights (continued) – Columbia Tax-Exempt Fund

	Six months ended May 31, 2011		Year ended November 30,
	(Unaudited)		2010	2009	2008	2007	2006
Class B
Per share data
Net asset value, beginning of period	$13.13		$13.05	$11.95	$13.52	$13.88	$13.49
Income from investment operations:
Net investment income	0.24		0.49	0.50	0.50	0.50	0.50
Net realized and unrealized gain (loss)	(0.04)		0.08	1.10	(1.58)	(0.37)	0.39
Total from investment operations	0.20		0.57	1.60	(1.08)	0.13	0.89
Less distributions to shareholders from:
Net investment income	(0.25)		(0.49)	(0.50)	(0.49)	(0.49)	(0.50)
Total distributions to shareholders	(0.25)		(0.49)	(0.50)	(0.49)	(0.49)	(0.50)
Proceeds from regulatory settlement	—		0.00 (a)	—	—	—	—
Net asset value, end of period	$13.08		$13.13	$13.05	$11.95	$13.52	$13.88
Total return	1.55%		4.34%	13.57%	(8.17%)	0.98%	6.73%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)(d)(e)	1.57	%(c)	1.55%	1.55%	1.55%	1.57%	1.60%
Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(d)(e)(f)	1.51	%(c)	1.55%	1.55%	1.55%	1.57%	1.60%
Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)(d)	1.57	%(c)	1.55%	1.55%	1.53%	1.53%	1.55%
Net expenses after fees waiver or expenses reimbursed (excluding interest and fee expense)(d)(f)	1.51	%(c)	1.55%	1.55%	1.53%	1.53%	1.55%
Net investment income(d)	3.74	%(c)	3.69%	4.00%	3.81%	3.65%	3.71%
Supplemental data
Net assets, end of period (in thousands)	$4,463		$6,817	$12,775	$17,816	$27,047	$43,771
Portfolio turnover	3%		11%	12%	14%	13%	5%

See accompanying Notes to Financial Highlights.

Financial Highlights (continued) – Columbia Tax-Exempt Fund

	Six months ended May 31, 2011		Year ended November 30,
	(Unaudited)		2010	2009	2008	2007	2006
Class C
Per share data
Net asset value, beginning of period	$13.13		$13.05	$11.95	$13.52	$13.88	$13.49
Income from investment operations:
Net investment income	0.25		0.51	0.52	0.51	0.51	0.52
Net realized and unrealized gain (loss)	(0.04)		0.08	1.09	(1.57)	(0.36)	0.39
Total from investment operations	0.21		0.59	1.61	(1.06)	0.15	0.91
Less distributions to shareholders from:
Net investment income	(0.26)		(0.51)	(0.51)	(0.51)	(0.51)	(0.52)
Total distributions to shareholders	(0.26)		(0.51)	(0.51)	(0.51)	(0.51)	(0.52)
Proceeds from regulatory settlement	—		0.00 (a)	—	—	—	—
Net asset value, end of period	$13.08		$13.13	$13.05	$11.95	$13.52	$13.88
Total return	1.63%		4.49%	13.74%	(8.05%)	1.13%	6.89%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)(d)(e)	1.58	%(c)	1.40%	1.40%	1.55%	1.57%	1.60%
Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(d)(e)(f)	1.38	%(c)	1.25%	1.25%	1.40%	1.42%	1.45%
Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)(d)	1.58	%(c)	1.40%	1.40%	1.53%	1.53%	1.55%
Net expenses after fees waiver or expenses reimbursed (excluding interest and fee expense)(d)(f)	1.38	%(c)	1.25%	1.25%	1.38%	1.38%	1.40%
Net investment income(d)	3.91	%(c)	3.83%	4.11%	3.95%	3.78%	3.83%
Supplemental data
Net assets, end of period (in thousands)	$33,562		$37,377	$34,079	$25,023	$22,650	$20,789
Portfolio turnover	3%		11%	12%	14%	13%	5%

See accompanying Notes to Financial Highlights.

Financial Highlights (continued) – Columbia Tax-Exempt Fund

	Six months ended May 31, 2011		Year ended November 30,
	(Unaudited)		2010	2009	2008	2007	2006
Class Z
Per share data
Net asset value, beginning of period	$13.13		$13.05	$11.95	$13.52	$13.88	$13.49
Income from investment operations:
Net investment income	0.30		0.62	0.62	0.62	0.62	0.62
Net realized and unrealized gain (loss)	(0.04)		0.07	1.10	(1.58)	(0.36)	0.40
Total from investment operations	0.26		0.69	1.72	(0.96)	0.26	1.02
Less distributions to shareholders from:
Net investment income	(0.31)		(0.61)	(0.62)	(0.61)	(0.62)	(0.63)
Total distributions to shareholders	(0.31)		(0.61)	(0.62)	(0.61)	(0.62)	(0.63)
Proceeds from regulatory settlement	—		0.00 (a)	—	—	—	—
Net asset value, end of period	$13.08		$13.13	$13.05	$11.95	$13.52	$13.88
Total return	2.03%		5.33%	14.64%	(7.30%)	1.94%	7.75%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)(d)(e)	0.63	%(c)	0.60%	0.60%	0.60%	0.62%	0.65%
Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(d)(e)(f)	0.58	%(c)	0.60%	0.60%	0.60%	0.62%	0.65%
Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)(d)	0.63	%(c)	0.60%	0.60%	0.58%	0.58%	0.60%
Net expenses after fees waiver or expenses reimbursed (excluding interest and fee expense)(d)(f)	0.58	%(c)	0.60%	0.60%	0.58%	0.58%	0.60%
Net investment income(d)	4.70	%(c)	4.63%	4.93%	4.76%	4.59%	4.62%
Supplemental data
Net assets, end of period (in thousands)	$700,820		$793,302	$833,847	$814,018	$884,741	$889,644
Portfolio turnover	3%		11%	12%	14%	13%	5%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

(e)  Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

See accompanying Notes to Financial Highlights.

Notes to Financial Statements – Columbia Tax-Exempt Fund

May 31, 2011 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and capital appreciation, consistent with moderate fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18 months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Columbia Tax-Exempt Fund, May 31, 2011 (Unaudited)

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Tax-Exempt Fund, May 31, 2011 (Unaudited)

Effective of Derivative Instruments in the Statement of Operations for the six months ended May 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Futures Contracts	Total
Interest rate	$(276,501)	$(276,501)

Volume of Derivative Instruments for the six months ended May 31, 2011

Contracts Opened
Futures Contracts	178

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt and taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. In September 2010, the Board approved an amended IMSA that includes an annual management fee rate that declines from 0.41% to 0.25% as the Fund's net assets increase. The amended IMSA became effective on March 1, 2011. Prior to March 1, 2011, the annual management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.55% to 0.42% as the Fund's net assets increased. The annualized effective management fee for the six months ended May 31, 2011 was 0.44% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. In September 2010, the Board approved an amended Administrative Services Agreement that includes

Columbia Tax-Exempt Fund, May 31, 2011 (Unaudited)

an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The amended Administrative Services Agreement became effective on March 1, 2011. Prior to March 1, 2011, the Fund Administrator did not receive a fee of its services under the Administrative Services Agreement. The annualized effective administration fee for the three months ended May 31, 2011 was 0.06% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to May 16, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective May 16, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended May 31, 2011, the Fund's annualized transfer agent fee rate for each class was 0.08% of the Fund's average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended May 31, 2011, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average

Columbia Tax-Exempt Fund, May 31, 2011 (Unaudited)

daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.80% annually of Class C shares average daily net assets. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $45,577 for Class A, $2,666 for Class B and $1,952 for Class C for the six months ended May 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through March 31, 2012, unless sooner terminated at the sole direction of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.76%
Class B	1.51
Class C	1.51
Class Z	0.56

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties. Merger costs are treated as extraordinary expenses and therefore are not subject to the Fund's expense limits.

Prior to March 1, 2011, the Investment Manager voluntarily reimbursed a portion of the Fund's expenses so that the Fund's net operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any,) after giving effect to any balance credits from the Fund's custodian, did not exceed 0.60% of the class' average daily net assets.

Note 4. Federal Tax Information

At May 31, 2011, the cost of investments for federal income tax purposes was approximately $1,887,466,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$116,570,000
Unrealized depreciation	(66,219,000)
Net unrealized appreciation	$50,351,000

The following capital loss carryforward, determined as of November 30, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$1,455,576

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Tax-Exempt Fund, May 31, 2011 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $59,258,110 and $260,965,091, respectively, for the six months ended May 31, 2011.

Note 6. Regulatory Settlements

During the year ended November 30, 2010, the Fund received payments of $19,753 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Custody Credits

Prior to May 16, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of earnings credits on cash balances on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Effective May 16, 2011, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period from December 1, 2010 through May 16, 2011, these credits reduced total expenses by $90.

Note 8. Affiliated Money Market Fund

Effective May 16, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

As of May 31, 2011, two shareholder accounts owned 36.20% of the outstanding shares of the Fund. Purchase and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on May 16, 2011, replacing a prior credit facility with State Street. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $422.5 million. The collective borrowing amount will increase during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to May 16, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $225 million committed, unsecured revolving credit facility provided by State Street. Prior to March 29, 2011, the collective borrowing amount of the commitment was $280 million. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.125% per annum.

For the six months ended May 31, 2011, the average daily loan balance outstanding on days where borrowing existed was $3,600,000 at a weighted average interest rate of 1.48%.

For the six months ended May 31, 2011, the Investment Manager reimbursed the Fund $148 of interest expense.

Note 11. Significant Risks

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Columbia Tax-Exempt Fund, May 31, 2011 (Unaudited)

High Yield Securities Risk

Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007, summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory

Columbia Tax-Exempt Fund, May 31, 2011 (Unaudited)

proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Columbia Tax-Exempt Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1055 C (07/11)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 28, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 28, 2011